Changes in Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Components of comprehensive income (loss), net of tax

Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges		Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2011	$288		$(1)	$(682)	$(481)	$(876)
Net unrealized gains	106					106
(Decrease) increase due to amounts reclassified into earnings	(79)		1	1		(77)
Net translation gain of investments in foreign operations				215		215
Net (losses) related to hedges of investment in foreign operations				(288)		(288)
Pension and other postretirement (losses) benefit					(7)	(7)
Net change in accumulated other comprehensive income (loss)	27		1	(72)	(7)	(51)
Balances as of December 31, 2012	315		―	(754)	(488)	(927)
Net unrealized (losses)	(159)					(159)
(Decrease) due to amounts reclassified into earnings	(93)					(93)
Net translation (loss) of investments in foreign operations				(589)		(589)
Net gains related to hedges of investment in foreign operations				253		253
Pension and other postretirement benefit gains					89	89
Net change in accumulated other comprehensive (loss) income	(252)		―	(336)	89	(499)
Balances as of December 31, 2013	63		―	(1,090)	(399)	(1,426)
Net unrealized gains	104					104
(Decrease) increase due to amounts reclassified into earnings	(71)			5		(66)
Net translation (loss) of investments in foreign operations				(869)		(869)
Net gains related to hedges of investment in foreign operations				455		455
Pension and other postretirement (losses) benefit					(117)	(117)
Net change in accumulated other comprehensive income (loss)	33		―	(409)	(117)	(493)
Balances as of December 31, 2014	$96	$	―	$(1,499)	$(516)	$(1,919)

The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2014	2013		2012
Investment securities	$19		$(142)	$7
Cash flow hedges	―		―	1
Foreign currency translation adjustments	(64)		(49)	24
Net investment hedges	273		135	(176)
Pension and other postretirement benefit losses	(46)		56	―
Total tax impact	$182	$	―	$(144)

Accumulated Other Comprehensive Loss Income Tax Effect Disclosure Text Block

The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2014	2013		2012
Investment securities	$19		$(142)	$7
Cash flow hedges	―		―	1
Foreign currency translation adjustments	(64)		(49)	24
Net investment hedges	273		135	(176)
Pension and other postretirement benefit losses	(46)		56	―
Total tax impact	$182	$	―	$(144)

Reclassification out of accumulated other comprehensive (loss) income

The following table presents the effects of reclassifications out of AOCI and into the Consolidated Statements of Income for the years ended December 31

		(Gains) losses recognized in income
		Amount
Description (Millions)	Income Statement Line Item	2014	2013
Available-for-sale securities
Net gain in AOCI reclassifications for previously unrealized net gains on
investment securities	Other non-interest revenues	$111	$145
Related income tax expense	Income tax provision	(40)	(52)
Reclassification to net income related to available-for-sale securities		71	93
Foreign currency translation adjustments
Reclassification of realized losses on translation adjustments and related hedges	Other expenses	(9)	―
Related income tax expense	Income tax provision	4	―
Reclassification of foreign currency translation adjustments		(5)	―
Total		$66	$93